Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	41 Months Ended		48 Months Ended	60 Months Ended		62 Months Ended		87 Months Ended		120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Nov. 01, 2021	Apr. 12, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 18, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000004723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)
Account Value	$ 20,676	$ 20,676	$ 20,676		$ 20,676	$ 20,676		$ 20,676		$ 20,676		$ 20,676		$ 22,878	$ 19,760	$ 20,328			$ 19,394	$ 11,555	$ 13,536	$ 12,158		$ 10,644	$ 9,276	$ 9,423
Average Annual Return, Percent		(14.83%)				11.02%						7.53%
C000004723 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load
Average Annual Return, Percent		(9.62%)				12.34%						8.18%
C000004724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class I/TMCIX)
Account Value	$ 562,848	$ 562,848	562,848		562,848	$ 562,848		562,848		562,848		$ 562,848		620,994	535,247	549,040			522,573	310,697	362,869	325,030		283,703	246,907	250,000
Average Annual Return, Percent		(9.36%)				12.62%						8.45%
C000175204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class R6/RSMRX)
Account Value	$ 565,714	$ 565,714	565,714		565,714	$ 565,714		565,714		565,714		$ 565,714		624,183	537,387	551,184			524,408	311,632	363,568	325,713		284,122	247,031	250,000
Average Annual Return, Percent		(9.37%)				12.67%						8.51%	[1]
C000004738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Enterprise Fund (Class A/TETAX)— including sales load (5.75%)
Account Value	$ 14,219	$ 14,219	14,219		14,219	$ 14,219		14,219		14,219		$ 14,219		16,407	13,183	14,259			14,022	7,793	10,583	11,244		9,990	7,962	9,426
Average Annual Return, Percent		(18.34%)				11.46%						3.58%
C000004738 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Enterprise Fund (Class A/TETAX) — excluding sales load
Average Annual Return, Percent		(13.34%)				12.78%						4.20%
C000034084 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Enterprise Fund (Class I/TETIX)
Account Value	$ 386,686	$ 386,686	386,686		386,686	$ 386,686		386,686		386,686		$ 386,686		445,034	356,682	384,768			377,474	209,149	283,417	300,505		266,282	211,688	250,000
Average Annual Return, Percent		(13.11%)				13.08%						4.46%
C000004742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Core Fund (Class A/TEEAX)— including sales load (5.75%)
Account Value	$ 14,339	$ 14,339	14,339		14,339	$ 14,339		14,339		14,339		$ 14,339		16,014	12,664	13,311			13,300	7,134	9,841	11,348		10,440	8,400	9,426
Average Annual Return, Percent		(15.64%)				13.63%						3.67%
C000004742 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Core Fund (Class A/TEEAX) — excluding sales load
Average Annual Return, Percent		(10.46%)				14.98%						4.28%
C000004745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Core Fund (Class I/RCSIX)
Account Value	$ 389,997	$ 389,997	389,997		389,997	$ 389,997		389,997		389,997		$ 389,997		434,589	342,965	359,452			358,294	191,555	263,645	303,235		278,310	223,394	250,000
Average Annual Return, Percent		(10.26%)				15.28%						4.55%
C000175205 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Core Fund (Class R6/RBRCX)
Account Value	$ 390,628	$ 390,628	390,628		390,628	$ 390,628		390,628		390,628		$ 390,628		435,126	343,187	359,686			358,245	191,569	263,585	303,570		278,441	223,467	250,000
Average Annual Return, Percent		(10.23%)				15.32%						4.57%	[2]
C000004750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Microcap Value Fund (Class A/TMVAX)— including sales load (5.75%)
Account Value	$ 17,291	$ 17,291	17,291		17,291	$ 17,291		17,291		17,291		$ 17,291		17,080	14,499	15,546			14,635	7,671	11,024	11,146		10,364	8,462	9,425
Average Annual Return, Percent		(4.59%)				16.26%						5.63%
C000004750 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Microcap Value Fund (Class A/TMVAX) — excluding sales load
Average Annual Return, Percent		1.23%				17.65%						6.26%
C000004753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Microcap Value Fund (Class I/RMVIX)
Account Value	$ 470,214	$ 470,214	470,214		470,214	$ 470,214		470,214		470,214		$ 470,214		463,367	392,511	419,744			394,234	205,978	295,401	297,983		276,256	225,020	250,000
Average Annual Return, Percent		1.48%				17.95%						6.52%
C000074294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)
Account Value	$ 10,062	$ 10,062	10,062		10,062	$ 10,062		10,062		10,062		$ 10,062		9,611	9,528	10,078			10,635	10,603	10,000	9,712		9,745	9,768	9,620
Average Annual Return, Percent		0.83%				(1.80%)						0.06%
C000074294 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load
Average Annual Return, Percent		4.69%				(1.04%)						0.45%
C000066097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)
Account Value	$ 1,084,009	$ 1,084,009	1,084,009		1,084,009	$ 1,084,009		1,084,009		1,084,009		$ 1,084,009		1,032,238	1,019,701	1,074,757			1,130,210	1,121,613	1,055,304	1,021,667		1,021,576	1,020,195	1,000,000
Average Annual Return, Percent		5.02%				(0.68%)						0.81%
C000210802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)
Account Value	$ 2,739	$ 2,739	2,739		2,739	$ 2,739		2,739		2,739		$ 2,739		2,604	2,574	2,709			2,847	2,824	2,659	2,568		2,563	2,555	2,500
Average Annual Return, Percent		5.21%				(0.61%)						0.92%	[3]
C000102917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)
Account Value	$ 12,850.98	$ 12,850.98	12,850.98		12,850.98	$ 12,850.98		12,850.98		12,850.98		$ 12,850.98		12,004.13	10,455.41	11,435.32			11,790.26	9,743.65	10,829.92	10,673.43		9,969.07	9,360.83	9,577.32
Average Annual Return, Percent		2.53%				4.77%						2.54%
C000102917 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load
Average Annual Return, Percent		7.06%				5.69%						2.98%
C000102918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)
Account Value	$ 1,371,246	$ 1,371,246	1,371,246		1,371,246	$ 1,371,246		1,371,246		1,371,246		$ 1,371,246		1,283,038	1,113,774	1,214,834			1,249,294	1,030,285	1,140,251	1,120,896		1,046,286	979,548	1,000,000
Average Annual Return, Percent		6.88%				5.89%						3.21%
C000176573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)
Account Value	$ 1,379,879	$ 1,379,879	1,379,879		1,379,879	$ 1,379,879		1,379,879		1,379,879		$ 1,379,879		1,289,656	1,119,035	1,220,056			1,253,601	1,033,879	1,143,236	1,123,742		1,047,198	980,039	1,000,000
Average Annual Return, Percent		7.00%				5.94%						3.27%
C000102921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)
Account Value	$ 15,536	$ 15,536	15,536		15,536	$ 15,536		15,536		15,536		$ 15,536		14,585	13,194	13,588			13,659	11,399	11,434	10,805		10,388	9,469	9,576
Average Annual Return, Percent		1.99%				5.48%						4.50%
C000102921 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load
Average Annual Return, Percent		6.52%				6.39%						4.96%
C000102922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay High Yield Bond Fund (Class I/RGHYX)
Account Value	$ 1,666,638	$ 1,666,638	1,666,638		1,666,638	$ 1,666,638		1,666,638		1,666,638		$ 1,666,638		1,560,431	1,408,227	1,446,221			1,449,985	1,207,791	1,208,456	1,138,511		1,092,890	990,947	1,000,000
Average Annual Return, Percent		6.81%				6.65%						5.24%
C000225268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Value Fund (Class A/RBVAX)— including sales load (5.75%)
Account Value	$ 15,689.69	$ 15,689.69	15,689.69		15,689.69	$ 15,689.69		15,689.69		15,689.69		$ 15,689.69		17,316.08	13,753.45	14,676.16			14,342.9	8,577.31	11,689.59	12,565.94		11,853.97	9,273.21	9,423.42
Average Annual Return, Percent		(14.61%)				11.51%	[4]					4.61%	[4]
C000225268 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Value Fund (Class A/RBVAX) — excluding sales load
Average Annual Return, Percent		(9.39%)				12.84%	[4]					5.23%	[4]
C000146124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Value Fund (Class I/RSVIX)
Account Value	$ 169,034.88	$ 169,034.88	169,034.88		169,034.88	$ 169,034.88		169,034.88		169,034.88		$ 169,034.88		186,098.65	147,454.11	157,814.91			153,747.6	91,755.94	124,731.75	133,780.54		126,043.53	98,504.56	100,000
Average Annual Return, Percent		(9.17%)				13.00%						5.39%
C000175206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Value Fund (Class R6/RRSVX)
Account Value	$ 427,501.35	$ 427,501.35	427,501.35		427,501.35	$ 427,501.35		427,501.35		427,501.35		$ 427,501.35		470,775.35	372,582.86	396,107.81			385,760.45	230,084.17	312,692.53	335,310.88		315,521.17	246,384.87	250,000
Average Annual Return, Percent		(9.19%)				13.19%						5.51%	[5]
C000217811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)
Account Value	$ 10,188	$ 10,188	10,188		10,188	$ 10,188		$ 10,188		10,188		$ 10,188		9,746	9,500	10,123			10,656	10,599	9,763	9,445	$ 9,625
Average Annual Return, Percent		0.66%				(1.54%)		0.25%	[6]
C000217811 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load
Average Annual Return, Percent		4.54%				(0.79%)		0.78%	[6]
C000195863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class I/RIBIX)
Account Value	$ 1,081,553	$ 1,081,553	1,081,553		1,081,553	$ 1,081,553		$ 1,081,553		$ 1,081,553		1,081,553		1,030,912	1,002,343	1,065,221			1,117,312	1,107,488	1,017,639	982,077	1,000,000
Average Annual Return, Percent		4.91%				(0.47%)				1.08%	[7]
C000195864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class R6/RIBRX)
Account Value	$ 10,842,209	$ 10,842,209	10,842,209		10,842,209	$ 10,842,209		10,842,209		$ 10,842,209		10,842,209		10,341,257	10,049,780	10,674,868			11,202,132	11,097,920	10,193,241	9,822,160	10,000,000
Average Annual Return, Percent		4.85%				(0.47%)				1.12%	[8]
C000227055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class Y/RIBYX)
Account Value	$ 4,817,223	$ 4,817,223	4,817,223		$ 4,817,223	$ 4,817,223		4,817,223		$ 4,817,223		4,817,223		4,589,397	4,460,006	4,737,839		$ 5,000,000
Average Annual Return, Percent		4.96%			(0.93%) [9]
C000231739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)
Account Value	$ 9,737	$ 9,737	$ 9,737		$ 9,737	9,737		9,737		9,737		9,737		9,060	8,477	8,963	$ 9,579
Average Annual Return, Percent		2.91%	(0.78%)	[10]
C000231739 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — excluding sales load
Average Annual Return, Percent		7.48%	0.48%	[10]
C000231741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)
Account Value	$ 1,025,615	$ 1,025,615	$ 1,025,615		1,025,615	1,025,615		1,025,615		1,025,615		1,025,615		951,656	888,256	936,437	1,000,000
Average Annual Return, Percent		7.77%	0.74%	[11]
C000231740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)
Account Value	$ 1,026,231	$ 1,026,231	$ 1,026,231		1,026,231	1,026,231		1,026,231		1,026,231		1,026,231		952,693	888,783	936,579	1,000,000
Average Annual Return, Percent		7.72%	0.76%	[12]
C000231742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)
Account Value	$ 11,468	$ 11,468	$ 11,468		11,468	11,468		11,468		11,468		11,468		10,659	9,641	9,446	9,579
Average Annual Return, Percent		3.00%	4.10%	[13]
C000231742 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load
Average Annual Return, Percent		7.59%	5.42%	[13]
C000231744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class I/RBSIX)
Account Value	$ 1,207,978	$ 1,207,978	$ 1,207,978		1,207,978	1,207,978		1,207,978		1,207,978		1,207,978		1,118,738	1,010,488	986,864	1,000,000
Average Annual Return, Percent		7.98%	5.70%	[14]
C000231743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class R6/RBSRX)
Account Value	$ 1,210,040	$ 1,210,040	$ 1,210,040		1,210,040	1,210,040		1,210,040		1,210,040		1,210,040		1,121,090	1,011,072	987,015	1,000,000
Average Annual Return, Percent		7.94%	5.75%	[15]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (Regulatory Benchmark)
Account Value	$ 32,482	$ 32,482	$ 32,482		32,482	$ 32,482		32,482		32,482		$ 32,482		30,006	23,103	25,038			21,650	13,847	14,886	13,595		11,926	10,178	10,000
Average Annual Return, Percent		8.25%				18.59%						12.50%
Russell Microcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap Index (Strategy Benchmark)
Account Value	$ 15,981	$ 15,981	15,981		15,981	$ 15,981		15,981		15,981		$ 15,981		17,186	14,591	17,778			19,974	9,065	12,313	12,610		11,110	8,695	10,000
Average Annual Return, Percent		(7.01%)				12.01%						4.80%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (Strategy Benchmark)
Account Value	$ 18,417	$ 18,417	18,417		18,417	$ 18,417		18,417		18,417		$ 18,417		19,186	16,027	18,131			19,245	9,877	12,994	12,733		11,390	9,024	10,000
Average Annual Return, Percent		(4.01%)				13.27%						6.30%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,566	$ 9,566	$ 9,566		$ 9,566	$ 9,566		$ 9,566		$ 9,566		$ 9,566		9,121	8,969	9,419	10,000	$ 5,000,000	11,303	11,223	10,302	9,861	$ 10,000	10,241	10,196	10,000
Average Annual Return, Percent		4.88%	(1.29%)		(0.80%)	(0.40%)		1.32%		1.32%		1.46%
Bloomberg US Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Securitized Index (Strategy Benchmark)
Account Value	$ 11,256	$ 11,256	$ 11,256		$ 11,256	$ 11,256		$ 11,256		$ 11,256		$ 11,256		10,673	10,504	11,026			11,589	11,555	10,810	10,347		10,266	10,244	10,000
Average Annual Return, Percent		5.46%				(0.52%)						1.19%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)
Account Value	$ 10,622.91727	$ 10,622.91727	10,622.91727		10,622.91727	$ 10,622.91727		10,622.91727		10,622.91727		$ 10,622.91727		10,308.63894	10,258.2247	11,158.28728			11,921.59794	11,389.99401	10,931.29692	10,973.05541		10,257.81511	10,456.77664	10,000
Average Annual Return, Percent		3.05%				(1.38%)						0.61%
JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index (Strategy Benchmark)
Account Value	$ 13,647.24942	$ 13,647.24942	13,647.24942		13,647.24942	$ 13,647.24942		13,647.24942		13,647.24942		$ 13,647.24942		12,784.30859	11,486.35093	12,340.29967			13,330.77635	11,491.05797	12,333.43133	11,835.17065		11,348.3274	10,418	10,000
Average Annual Return, Percent		6.75%				3.49%						3.16%
ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index (Strategy Benchmark)
Account Value	$ 16,160	$ 16,160	16,160		16,160	$ 16,160		16,160		16,160		$ 16,160		15,019	13,526	14,025			14,067	11,408	12,326	11,636		11,221	9,601	10,000
Average Annual Return, Percent		7.60%				7.21%						4.92%
ICE BofA US Dollar 3 Month Deposit Offered Rate Constant Maturity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)
Account Value	$ 11,339	$ 11,339	$ 11,339		11,339	$ 11,339		11,339		11,339		$ 11,339		10,779	10,234	9,995	$ 10,000
Average Annual Return, Percent		5.19%	3.76%
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index (Strategy Benchmark)
Account Value	$ 20,488	$ 20,488	$ 20,488		20,488	$ 20,488		20,488		20,488		$ 20,488		21,882	18,066	20,152			22,420	11,957	13,969	12,989		10,831	9,043	10,000
Average Annual Return, Percent		(6.37%)				11.37%						7.44%
Russell Microcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap Value Index (Strategy Benchmark)
Account Value	$ 17,830	$ 17,830	17,830		17,830	$ 17,830		17,830		17,830		$ 17,830		19,296	16,222	19,825			19,711	9,152	13,042	13,472		11,950	8,966	10,000
Average Annual Return, Percent		(7.59%)				14.27%						5.95%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index (Strategy Benchmark)
Account Value	$ 18,033	$ 18,033	$ 18,033		$ 18,033	$ 18,033		$ 18,033		$ 18,033		$ 18,033		$ 18,615	$ 15,675	$ 18,008			$ 17,429	$ 8,845	$ 12,572	$ 12,550		$ 11,938	$ 9,228	$ 10,000
Average Annual Return, Percent		(3.12%)				15.31%						6.07%

[1]	The Fund's Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on June 1, 1994) and has been adjusted to reflect the fees and expenses of Class R6.
[2]	The Fund's Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on August 5, 1991 as Class S shares) and has been adjusted to reflect the fees and expenses of Class R6.
[3]	The Fund's Class IS shares commenced operations on March 11, 2019. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on June 23, 1998) and has been adjusted to reflect the fees and expenses of Class IS.
[4]	The Fund's Class A shares commenced operations on January 28, 2021. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.
[5]	The Fund's Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.
[6]	The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 18, 2017) and has been adjusted to reflect the fees and expenses of Class A.
[7]	Commenced operations on December 18, 2017.
[8]	Commenced operations on December 18, 2017.
[9]	The Fund’s Class Y shares commenced operations on April 12, 2021.
[10]	Commenced operations November 1, 2021.
[11]	Commenced operations November 1, 2021.
[12]	Commenced operations November 1, 2021.
[13]	Commenced operations November 1, 2021.
[14]	Commenced operations November 1, 2021.
[15]	Commenced operations November 1, 2021.